SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHARE CAPITAL

Note 14 — SHARE CAPITAL

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on July 29, 2024. At incorporation, the authorized share capital was US$50,000 divided into 250,000,000 ordinary shares at a par value of US$0.0002 per share.

For the purpose of undertaking a public offering of the Company’s ordinary shares, the Company completed a series of reorganization transactions, resulting in 14,927,250 Class A ordinary shares and 2,572,750 Class B ordinary shares outstanding, which have been retroactively restated to the beginning of the first period presented (Note 1).

On October 15, 2025, the Company completed its initial public offering (“IPO”) of 2,550,000 Class A ordinary shares at a price of US$4.00 per share.

On October 30, 2025, the underwriter exercised its over-allotment option to purchase an additional 382,500 Class A ordinary shares at a price of US$4.00 per share.

As of December 31, 2025, the Company had 17,859,750 Class A ordinary shares and 2,572,750 Class B ordinary shares issued and outstanding.

Share incentive plan

On July 23, 2025, we adopted the 2025 Share Incentive Plan (the “Plan”) to provide incentives to members of our Board, employees and consultants and to align their interests with those of our shareholders.

Under the Plan, the aggregate number of Class A Ordinary Shares that may be issued or transferred pursuant to awards is equal to 20% of the number of Class A Ordinary Shares outstanding as of the date of our initial public offering, excluding any shares issued pursuant to the underwriters’ over-allotment option.

Deferred Share Awards Granted

On December 1, 2025 the Company granted an aggregate of 111,000 deferred share awards under the 2025 Share Incentive Plan to members of Board and certain employees and consultants. The awards are subject to vesting over periods ranging from six months to 12 months, subject to continued service and/or performance conditions. Upon vesting, each deferred share award entitles the holder to receive one Class A Ordinary Share, subject to the terms of the Plan and the applicable award agreements.

The following table summarizes the movement in deferred share awards during the year end December 31, 2025:

	Awards	Weighted Average Fair Value
Awarded and unvested as of January 1, 2025	-	-
Granted	111,000	5.19
Vested	-	-
Forfeited / cancelled	-	-
Awarded and unvested as of December 31, 2025	111,000	5.19

The Company recognized share-based compensation expenses of S$55,270 for the year ended December 31, 2025 in connection with deferred share awards granted under its share incentive plan.